UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust
                 BlackRock Florida Municipal Bond Fund
                 BlackRock New Jersey Municipal Bond Fund
                 BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 02/01/2008 - 04/30/2008

Item 1 - Schedule of Investments

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                     Municipal Bonds                                                                           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 79.8%      Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                     (Adventist Health Systems-Sunbelt), 7%, 10/01/14 (a)                                    $ 1,095  $   1,329,385
                     --------------------------------------------------------------------------------------------------------------
                     Ballantrae, Florida, Community Development District, Capital Improvement Revenue
                     Bonds, 6%, 5/01/35                                                                        1,195      1,174,613
                     --------------------------------------------------------------------------------------------------------------
                     Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E,
                     5.90%, 10/01/39 (b)(c)                                                                    1,000      1,013,950
                     --------------------------------------------------------------------------------------------------------------
                     Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25%, 1/01/19                 535        534,326
                     --------------------------------------------------------------------------------------------------------------
                     Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                     Hospital), 6.25%, 8/15/23                                                                   900        936,396
                     --------------------------------------------------------------------------------------------------------------
                     Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                     Hospital), 6.375%, 8/15/32                                                                1,500      1,541,400
                     --------------------------------------------------------------------------------------------------------------
                     Collier County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                     Bonds (Cleveland Clinic Health Systems), VRDN, Series C-1, 2.47%, 1/01/35 (d)               200        200,000
                     --------------------------------------------------------------------------------------------------------------
                     Cypress Lakes, Florida, Community Development District, Special Assessment Bonds,
                     Series A, 6%, 5/01/34                                                                     1,000        983,200
                     --------------------------------------------------------------------------------------------------------------
                     Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                     Revenue Bonds, Series A, 6.375%, 5/01/35                                                  1,500      1,402,410
                     --------------------------------------------------------------------------------------------------------------
                     Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35%, 7/01/28 (e)(f)         870        910,324
                     --------------------------------------------------------------------------------------------------------------
                     Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 1,
                     6%, 7/01/39 (b)(c)                                                                          250        253,138
                     --------------------------------------------------------------------------------------------------------------
                     Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                     Series 4, 6.25%, 7/01/22 (g)                                                                430        449,470
                     --------------------------------------------------------------------------------------------------------------
                     Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222,
                     9.793%, 7/01/17 (h)                                                                       1,383      1,631,087
                     --------------------------------------------------------------------------------------------------------------
                     Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds
                     (JetBlue Airways Corp.), AMT, 6.375%, 11/15/26                                            1,000        848,780
                     --------------------------------------------------------------------------------------------------------------
                     Harbor Bay, Florida, Community Development District, Capital Improvement Special
                     Assessment Revenue Bonds, Series A, 7%, 5/01/33                                             960      1,001,568
                     --------------------------------------------------------------------------------------------------------------
                     Heritage Harbour North Community Development District, Florida, Capital Improvement
                     Bonds, 6.375%, 5/01/38                                                                      500        447,335
                     --------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
CABS       Capital Appreciation Bonds
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
VRDN       Variable Rate Demand Notes

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                     Municipal Bonds                                                                           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                     (Adventist Health System), Series C, 5.25%, 11/15/36                                    $ 1,250  $   1,219,275
                     --------------------------------------------------------------------------------------------------------------
                     Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A,
                     5.50%, 10/01/38 (i)                                                                       1,310      1,319,235
                     --------------------------------------------------------------------------------------------------------------
                     Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                     Company), AMT, Series A, 7.125%, 4/01/30                                                  1,000        969,260
                     --------------------------------------------------------------------------------------------------------------
                     Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                     Company), AMT, Series B, 7.125%, 4/01/30                                                  1,750      1,696,205
                     --------------------------------------------------------------------------------------------------------------
                     Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project),
                     Series A, 5.65%, 5/15/18                                                                    400        402,912
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville Electric Authority, Florida, Saint John's River Power Park System
                     Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37                                          700        709,954
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                     Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50%, 11/15/36                       1,000      1,013,460
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                     Revenue Bonds (Mayo Clinic-Jacksonville), Series A, 5.50%, 11/15/36 (f)                   1,000      1,035,690
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                     Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50%, 11/15/36                       2,000      2,026,920
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Economic Development Commission, Health Care Facilities
                     Revenue Bonds (Mayo Clinic-Jacksonville), Series B, 5.50%, 11/15/36 (f)                     410        424,633
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                     Solutions Project), AMT, 5.875%, 6/01/31 (j)                                              2,050      1,930,382
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement
                     Bonds, 5.25%, 10/01/32 (h)                                                                1,200      1,217,880
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                     Series A-1, 5.625%, 10/01/39 (b)(c)                                                         750        746,167
                     --------------------------------------------------------------------------------------------------------------
                     Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist
                     Medical Center Project), 5%, 8/15/37 (g)                                                  1,000      1,004,350
                     --------------------------------------------------------------------------------------------------------------
                     Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                     Series A-2, 6%, 9/01/40 (b)(c)                                                            1,000      1,038,610
                     --------------------------------------------------------------------------------------------------------------
                     Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial
                     Health System), VRDN, Series A, 2.65%, 4/01/25 (d)                                        1,000      1,000,000
                     --------------------------------------------------------------------------------------------------------------
                     Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A,
                     5.90%, 9/01/40 (b)(c)                                                                       750        748,282
                     --------------------------------------------------------------------------------------------------------------
                     Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                     Memorial Medical Center), Series A, 5.875%, 11/15/12 (k)                                  2,320      2,611,972
                     --------------------------------------------------------------------------------------------------------------
                     Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                     VRDN, 2.75%, 7/15/22 (d)                                                                    300        300,000
                     --------------------------------------------------------------------------------------------------------------
                     Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                     Series B, 5.25%, 7/01/26 (h)                                                              2,495      2,567,580
                     --------------------------------------------------------------------------------------------------------------
                     Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                     Series B, 5%, 7/01/33 (h)                                                                 3,450      3,415,638
                     --------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                     Municipal Bonds                                                                           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT,
                     Series A, 5.55%, 10/01/49 (b)(c)                                                        $ 1,000  $     989,400
                     --------------------------------------------------------------------------------------------------------------
                     Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25%, 10/01/30 (f)         1,250      1,269,125
                     --------------------------------------------------------------------------------------------------------------
                     Middle Village Community Development District, Florida, Special Assessment Bonds,
                     Series A, 6%, 5/01/35                                                                     1,000        909,690
                     --------------------------------------------------------------------------------------------------------------
                     Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                     Bonds, Series A, 6.25%, 5/01/37                                                           1,000        926,000
                     --------------------------------------------------------------------------------------------------------------
                     Oak Creek, Florida, Community Development District, Special Assessment Bonds,
                     5.80%, 5/01/35                                                                              960        857,165
                     --------------------------------------------------------------------------------------------------------------
                     Orange County, Florida, Health Facilities Authority, First Mortgage Revenue Bonds
                     (Orlando Lutheran Towers), 5.50%, 7/01/38                                                   500        419,850
                     --------------------------------------------------------------------------------------------------------------
                     Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                     Regional Healthcare), 6%, 12/01/12 (k)                                                    2,705      3,039,095
                     --------------------------------------------------------------------------------------------------------------
                     Orlando, Florida, Urban Community Development District, Capital Improvement Special
                     Assessment Bonds, 6.25%, 5/01/34                                                          1,000        909,650
                     --------------------------------------------------------------------------------------------------------------
                     Orlando, Florida, Urban Community Development District, Capital Improvement Special
                     Assessment Bonds, Series A, 6.95%, 5/01/11 (k)                                              930      1,028,617
                     --------------------------------------------------------------------------------------------------------------
                     Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                     5.50%, 10/01/27 (h)                                                                         925        957,477
                     --------------------------------------------------------------------------------------------------------------
                     Palm Beach County, Florida, School Board, COP, Series A, 5%, 8/01/29 (f)(h)               1,000      1,005,250
                     --------------------------------------------------------------------------------------------------------------
                     Palm Beach County, Florida, School Board, COP, Series A, 5%, 8/01/31 (g)                  1,000      1,014,780
                     --------------------------------------------------------------------------------------------------------------
                     Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                     6.75%, 5/01/32                                                                              500        518,195
                     --------------------------------------------------------------------------------------------------------------
                     Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                     6.375%, 5/01/34                                                                             980        967,142
                     --------------------------------------------------------------------------------------------------------------
                     Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist
                     Health System-Sunbelt), 7%, 10/01/14 (a)                                                  2,080      2,457,187
                     --------------------------------------------------------------------------------------------------------------
                     Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25%, 10/01/28 (l)       1,000      1,028,460
                     --------------------------------------------------------------------------------------------------------------
                     Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS,
                     5.368%, 6/01/32 (l)(m)                                                                    2,295        591,376
                     --------------------------------------------------------------------------------------------------------------
                     Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
                     5.25%, 2/01/26 (h)                                                                        2,000      2,038,080
                     --------------------------------------------------------------------------------------------------------------
                     South Kendall, Florida, Community Development District, Special Assessment Bonds,
                     Series A, 5.90%, 5/01/35                                                                    955        926,188
                     --------------------------------------------------------------------------------------------------------------
                     South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                     Inc.), 5.80%, 10/01/34                                                                    1,000      1,008,460
                     --------------------------------------------------------------------------------------------------------------
                     South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital
                     Inc.), 6.375%, 10/01/34                                                                     995      1,009,686
                     --------------------------------------------------------------------------------------------------------------
                     Sterling Hill Community Development District, Florida, Capital Improvement Revenue
                     Refunding Bonds, Series B, 5.50%, 11/01/10                                                  185        183,259
                     --------------------------------------------------------------------------------------------------------------
                     Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                     Bonds, Series B, 6.45%, 5/01/10                                                              40         39,926
                     --------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                     Municipal Bonds                                                                           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds,
                     Series A, 5.875%, 5/01/34                                                               $   590  $     570,560
                     --------------------------------------------------------------------------------------------------------------
                     Tolomato Community Development District, Florida, Special Assessment Bonds,
                     6.55%, 5/01/27                                                                              850        831,054
                     --------------------------------------------------------------------------------------------------------------
                     University of Central Florida Athletics Association Inc., COP, Series A,
                     5.25%, 10/01/34 (h)                                                                       2,860      2,859,857
                     --------------------------------------------------------------------------------------------------------------
                     University of Central Florida, COP (UCF Convocation Center), Series A,
                     5%, 10/01/35 (h)                                                                          1,600      1,483,072
                     --------------------------------------------------------------------------------------------------------------
                     Village Center Community Development District, Florida, Utility Revenue Bonds,
                     5.125%, 10/01/28 (f)                                                                      1,000      1,024,390
                     --------------------------------------------------------------------------------------------------------------
                     Vista Lakes Community Development District, Florida, Capital Improvement Revenue
                     Bonds, Series A, 6.75%, 5/01/12 (k)                                                       1,405      1,571,282
                     --------------------------------------------------------------------------------------------------------------
                     Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                     Project), Series A, 5%, 6/01/35 (n)                                                       1,000      1,004,100
                     --------------------------------------------------------------------------------------------------------------
                     Watergrass Community Development District, Florida, Special Assessment Revenue Bonds,
                     Series B, 5.125%, 11/01/14                                                                1,000        904,350
                                                                                                                      -------------
                                                                                                                         76,398,510
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 1.0%    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                               1,020        976,130
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.9%   Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue Bonds,
                     Series A, 6%, 7/01/44                                                                     2,200      2,298,560
                     --------------------------------------------------------------------------------------------------------------
                     Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                     Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                     6.625%, 6/01/26                                                                           1,365      1,401,732
                     --------------------------------------------------------------------------------------------------------------
                     Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                     Bonds, Series I, 5%, 7/01/36 (o)                                                          1,000        938,240
                                                                                                                      -------------
                                                                                                                          4,638,532
-----------------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds - (Cost - $81,422,834) - 85.7%                                                82,013,172
-----------------------------------------------------------------------------------------------------------------------------------

                     Municipal Bonds Transferred to Tender Option Bond Trusts (p)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 20.7%      Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25%,
                     7/01/10 (h)(k)                                                                            7,235      7,885,463
                     --------------------------------------------------------------------------------------------------------------
                     Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                     Transportation), Series A, 6.25%, 7/01/10 (h)(k)                                          5,000      5,449,600
                     --------------------------------------------------------------------------------------------------------------
                     Miami-Dade County, Florida, Aviation Revenue Bonds, Airport and Marina Imports,
                     Series A  5%, 10/01/33 (g)                                                                1,400      1,323,264
                     --------------------------------------------------------------------------------------------------------------
                     South Broward, Florida, Hospital District, Hospital Revenue Bonds,
                     5.625%, 5/01/32 (f)                                                                       4,640      5,139,774
-----------------------------------------------------------------------------------------------------------------------------------
                     Total Municipal Bonds Transferred to Tender Option Bond Trusts -
                     (Cost - $19,044,008) - 20.7%                                                                        19,798,101
-----------------------------------------------------------------------------------------------------------------------------------

                     Mutual Funds                                                                             Shares
-----------------------------------------------------------------------------------------------------------------------------------
                     BlackRock Florida Insured Municipal 2008 Term Trust (q)                                 211,000      3,101,700
-----------------------------------------------------------------------------------------------------------------------------------
                     Total Mutual Funds (Cost - $3,495,538) - 3.2%                                                        3,101,700
-----------------------------------------------------------------------------------------------------------------------------------

                     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                     CMA Florida Municipal Money Fund, 2.01% (q)(r)                                            5,219          5,219
-----------------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Securities - (Cost - $5,219) - 0.0%                                                     5,219
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                     Total Investments (Cost - $103,967,599*) - 109.6%                                                $ 104,918,192

                     Liabilities In Excess of Other Assets - (0.0%)                                                          (8,403)

                     Liability for Trust Certificates, Including Interest Expense Payable - (9.6%)                       (9,214,277)
                                                                                                                      -------------
                     Net Assets - 100.0%                                                                              $  95,695,512
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 95,690,570
                                                                   ============
      Gross unrealized appreciation                                $  2,520,090
      Gross unrealized depreciation                                  (2,430,232)
                                                                   ------------
      Net unrealized appreciation                                  $     89,858
                                                                   ============

(a)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(b)   FHLMC Collateralized.
(c)   FNMA/GNMA Collateralized.
(d) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(e)   FHA Insured.
(f)   MBIA Insured.
(g)   FSA Insured.
(h)   FGIC Insured.
(i)   Assured Guaranty Insured.
(j)   ACA Insured.
(k) U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.
(l)   AMBAC Insured.
(m) Represents a zero coupon bond, the interest rate shown reflects the effective yield at the time of purchase.
(n)   CIFG Insured.
(o)   Commonwealth Guaranteed.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                            Net      Sale    Realized   Dividend
      Affiliate                          Activity    Cost      Gain      Income
      --------------------------------------------------------------------------
      BlackRock Florida Insured
      Municipal 2008 Term Trust              --       --        --         $  60
      CMA Florida Municipal Money Fund      102 1     --        --         $ 597
      --------------------------------------------------------------------------
1     Represents net purchase cost.
(r)   Represents the current yield as of report date.
o     Forward interest rate swaps outstanding as of April 30, 2008 were as follows:
      --------------------------------------------------------------------------
                                                      Notional
                                                       Amount        Unrealized
                                                        (000)       Depreciation
      --------------------------------------------------------------------------
      Pay a fixed rate of 3.553% and receive a
      floating rate based on 1-week (SIMFA)
      Municipal Swap Index
      Broker, Lehman Brothers Special Financing
      Expires June 2023                               $ 5,400       $   (11,221)
      --------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 76.4%    Bergen County, New Jersey, Improvement Authority, School District, GO
                      (Wyckoff Township Board of Education Project), 5%, 4/01/32                      $2,000           $  2,052,240
                      -------------------------------------------------------------------------------------------------------------
                      Burlington County, New Jersey, Bridge Commission, EDR, Refunding
                      (The Evergreens Project), 5.625%, 1/01/38                                        1,850              1,682,390
                      -------------------------------------------------------------------------------------------------------------
                      Camden County, New Jersey, Pollution Control Financing Authority, Solid
                      Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series A,
                      7.50%, 12/01/10                                                                    340                340,887
                      -------------------------------------------------------------------------------------------------------------
                      Camden County, New Jersey, Pollution Control Financing Authority, Solid
                      Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series B,
                      7.50%, 12/01/09                                                                     80                 80,224
                      -------------------------------------------------------------------------------------------------------------
                      Cape May Point, New Jersey, GO, 5.70%, 3/15/13                                     750                785,092
                      -------------------------------------------------------------------------------------------------------------
                      Delaware River and Bay Authority, Revenue Refunding Bonds,
                      5%, 1/01/28 (a)                                                                  1,000              1,011,800
                      -------------------------------------------------------------------------------------------------------------
                      Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                      Bridge Revenue Refunding Bonds, 5%, 7/01/24                                      2,450              2,488,857
                      -------------------------------------------------------------------------------------------------------------
                      Delaware River Port Authority of Pennsylvania and New Jersey, Revenue
                      Refunding Bonds (Port District Project), Series A, 5.20%, 1/01/27 (b)              350                360,297
                      -------------------------------------------------------------------------------------------------------------
                      Essex County, New Jersey, Improvement Authority, Airport Revenue Refunding
                      Bonds, AMT, 5%, 11/01/25 (a)                                                     2,170              2,108,372
                      -------------------------------------------------------------------------------------------------------------
                      Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
                      Bonds, Series B, 5.24%, 11/01/27 (b)(c)                                          4,135              1,560,384
                      -------------------------------------------------------------------------------------------------------------
                      Garden State Preservation Trust of New Jersey, Open Space and Farmland
                      Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (b)                        1,640              1,831,831
                      -------------------------------------------------------------------------------------------------------------
                      Garden State Preservation Trust of New Jersey, Open Space and Farmland
                      Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (b)                        2,080              2,348,882
                      -------------------------------------------------------------------------------------------------------------
                      Garden State Preservation Trust of New Jersey Revenue Bonds, Series B,
                      5.17%, 11/01/24 (b)(c)                                                          10,000              4,483,800
                      -------------------------------------------------------------------------------------------------------------
                      Gloucester County, New Jersey, Improvement Authority, Lease Revenue Bonds,
                      Series A, 5%, 7/15/23 (a)                                                          250                257,485
                      -------------------------------------------------------------------------------------------------------------
                      Hopatcong Boro, New Jersey, GO, 5.75%, 8/01/13 (d)(e)                            2,300              2,598,954
                      -------------------------------------------------------------------------------------------------------------
                      Knowlton Township, New Jersey, Board of Education, GO,
                      6.60%, 8/15/11                                                                     169                188,932
                      -------------------------------------------------------------------------------------------------------------
                      Middlesex County, New Jersey, COP, Refunding, 5%, 8/01/22 (a)                      200                205,662
                      -------------------------------------------------------------------------------------------------------------
                      Middlesex County, New Jersey, Improvement Authority, County-Guaranteed
                      Revenue Bonds (Golf Course Projects), 5.25%, 6/01/26                             1,705              1,787,147
                      -------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT    Alternative Minimum Tax (subject to)
CABS   Capital Appreciation Bonds
COP    Certificates of Participation
EDA    Economic Development Authority
EDR    Economic Development Revenue Bonds
GO     General Obligation Bonds
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
S/F    Single-Family

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Middlesex County, New Jersey, Improvement Authority Revenue Bonds
                      (New Brunswick Apartments Rental Housing), AMT, 5.15%, 2/01/24 (f)              $2,965           $  2,936,388
                      -------------------------------------------------------------------------------------------------------------
                      Middlesex County, New Jersey, Improvement Authority, Senior Revenue
                      Bonds (Heldrich Center Hotel/Conference Project),
                      Series A, 5%, 1/01/15                                                            1,000                951,410
                      -------------------------------------------------------------------------------------------------------------
                      Middlesex County, New Jersey, Improvement Authority, Senior Revenue
                      Bonds (Heldrich Center Hotel/Conference Project),
                      Series A, 5%, 1/01/20                                                            1,000                907,470
                      -------------------------------------------------------------------------------------------------------------
                      Middlesex County, New Jersey, Pollution Control Financing Authority,
                      Revenue Refunding Bonds (Amerada Hess Corporation), 6.05%, 9/15/34               1,000                996,650
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19                       520                519,750
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29                        790                772,004
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (g)                  1,000              1,054,720
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31                        125                117,525
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                      3,845              3,679,627
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey),
                      5.25%, 6/01/24                                                                     875                902,615
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey),
                      5.25%, 6/01/32                                                                     500                505,280
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, EDR, Refunding (Burlington Coat Factory),
                      6.125%, 9/01/10                                                                    115                115,139
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
                      Improvement District Project), 6.50%, 4/01/28                                    2,500              2,574,800
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5%,
                      12/01/24 (e)                                                                     6,500              6,707,025
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20%, 12/01/09 (d)                  3,000              3,225,870
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
                      Series A, 5.875%, 1/01/37                                                        1,000                871,800
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home),
                      Series A, 6.375%, 11/01/31                                                       1,330              1,290,659
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home),
                      Series B, 5.75%, 11/01/31                                                        1,630              1,622,486
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
                      Village), Series A, 5.30%, 1/01/10                                                 585                597,320
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester
                      Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31                    1,500              1,461,345
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel),
                      7%, 10/01/14                                                                     1,250              1,258,750
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
                      Series A, 4.95%, 7/01/21 (a)(c)                                                  1,675                878,604
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds,
                      Series A, 5%, 7/01/29 (a)                                                        2,100              2,119,824
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, PCR (Public Service Electric & Gas Co.), AMT,
                      Series A, 6.40%, 5/01/32 (a)                                                       100                100,803
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village
                      Inc. Facility), Series A, 7.25%, 11/15/11 (d)                                      425                490,089
                      -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Retirement Community Revenue Refunding Bonds
                      (Seabrook Village, Inc.), 5.25%, 11/15/26                                       $2,000           $  1,757,240
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Retirement Community Revenue Refunding Bonds (Seabrook
                      Village, Inc.), 5.25%, 11/15/36                                                    600                503,184
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Revenue Bonds (American Airlines Inc. Project),
                      AMT, 7.10%, 11/01/31                                                             1,075                787,943
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Revenue Bonds (Motor Vehicle Commission), Series A,
                      3.52%, 7/01/12 (a)(c)                                                            4,000              3,457,000
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Revenue Bonds (New Jersey Performing Arts Center Project),
                      Series C, 5.75%, 6/15/08 (e)                                                       780                783,377
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Revenue Bonds (Newark Downtown District Management
                      Corporation), 5.125%, 6/15/37                                                      350                306,757
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA Revenue Bonds (Saint Barnabas Medical Center Project),
                      Series A, 5.625%, 7/01/23 (a)(c)                                                 4,000              1,879,920
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, School Facilities Construction Revenue Bonds, Series G,
                      5%, 9/01/13 (d)(e)                                                               2,500              2,737,900
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, School Facilities Construction Revenue Bonds, Series L,
                      5%, 3/01/30 (b)                                                                  1,700              1,731,399
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                      5.25%, 3/01/23                                                                   1,590              1,671,821
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
                      5%, 9/01/37 (e)                                                                  1,000              1,019,370
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
                      Management Inc.), AMT, Series A, 5.30%, 6/01/15                                  2,000              1,998,880
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                      Project), AMT, 6.25%, 9/15/19                                                    3,000              2,657,310
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund),
                      Series A, 5.25%, 3/15/21 (a)(c)                                                  2,000              1,064,320
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
                      Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (e)                       1,250              1,211,487
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
                      Company, Inc. Project), AMT, Series A, 6.875%, 11/01/34 (h)                        100                101,139
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Avalon at Hillsborough), AMT, Series A, 6.625%, 7/01/35                           500                471,225
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Children's Specialized Hospital), Series A, 5.50%, 7/01/36                        460                421,884
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Hunterdon Medical Center), Series A, 5.25%, 7/01/25                               750                765,420
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Hunterdon Medical Center), Series A, 5.125%, 7/01/35                            1,100              1,075,459
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Kennedy Health System), 5.50%, 7/01/21                                          2,000              2,032,920
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Kennedy Health System), 5.625%, 7/01/31                                           455                458,435
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Meridian Health), Series I, 5%, 7/01/38 (g)                                     2,425              2,442,145
                      -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Pascack Valley Hospital Association), 6%, 7/01/13                              $  830           $    534,520
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (RWJ Healthcare Corporation), Series B, 5%, 7/01/25 (i)                            250                252,685
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (Robert Wood Johnson University Hospital), 5.75%, 7/01/25                        2,650              2,731,726
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority Revenue Bonds
                      (South Jersey Hospital), 6%, 7/01/12 (d)                                         1,500              1,671,330
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (d)                           405                456,885
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Atlantic City Medical Center), 6.25%, 7/01/17                               505                546,390
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Bayshore Community Hospital), 5.125%, 7/01/32 (i)                         1,500              1,430,955
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Capital Health System Inc.), Series A, 5.75%, 7/01/23                       600                610,932
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (General Hospital Center at Passaic), 6.75%, 7/01/19 (b)(j)                  125                149,747
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Hackensack University Medical Center), 5.25%, 1/01/36 (g)                 3,750              3,858,600
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Saint Barnabas Health Care System), Series A, 5%, 7/01/29                 3,940              3,644,067
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Saint Barnabas Health Care System), Series B, 5.92%, 7/01/30 (c)          4,500                967,320
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Saint Barnabas Health Care System), Series B, 5.72%, 7/01/36 (c)          7,360              1,014,502
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Saint Barnabas Health Care System), Series B, 5.79%, 7/01/37 (c)          7,000                891,730
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (Saint Joseph's Hospital and Medical Center), Series A, 6%, 7/01/26 (k)      150                150,547
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (South Jersey Hospital System), 5%, 7/01/36                                1,000                969,090
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                      Bonds (South Jersey Hospital System), 5%, 7/01/46                                3,200              3,047,744
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
                      Bonds (Convention Center), 5.50%, 3/01/21 (a)                                      805                905,247
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                      Series A, 5.50%, 3/01/10 (a)(d)                                                  1,930              2,037,848
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                      Series A, 5.50%, 3/01/20 (a)                                                     3,070              3,177,020
                      -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds
                      (Fairleigh Dickinson University), Series D, 5.25%, 7/01/32 (l)                  $2,800           $  2,597,504
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds
                      (Georgian Court College Project), Series C, 6.50%, 7/01/13 (d)                     750                872,842
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds
                      (Kean University), Series D, 5.25%, 7/01/13 (d)(h)                                 250                276,110
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds
                      (Montclair State University), Series F, 5%, 7/01/11 (d)(h)                         500                531,715
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds
                      (New Jersey Institute of Technology), Series G, 5.25%, 7/01/19 (a)               1,000              1,036,810
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds (Public
                      Library Project Grant Issue), Series A, 5.50%, 9/01/19 (e)                       1,120              1,188,958
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds (Richard
                      Stockton College), Series F, 5%, 7/01/31 (a)                                       500                507,335
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds (Rider
                      University), Series A, 5.125%, 7/01/28 (i)                                         330                324,077
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                      University), Series C, 5%, 7/01/14 (a)(d)                                          650                715,007
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                      University), Series C, 5.125%, 7/01/14 (a)(d)                                      715                791,476
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                      (College of New Jersey), Series D, 5%, 7/01/35 (b)                               1,000              1,025,600
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                      (Georgian Court University), Series D, 5%, 7/01/33                                 500                471,955
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                      (Ramapo College), Series I, 4.25%, 7/01/36 (e)                                   1,000                892,800
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                      (Rowan University), Series B, 5%, 7/01/27 (g)                                    1,250              1,300,475
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                      (Rowan University), Series B, 4.25%, 7/01/34 (h)                                 1,950              1,714,947
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                      (Stevens Institute of Technology), Series A, 5%, 7/01/34                         1,850              1,640,488
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State, GO, 5.75%, 5/01/12                                             2,500              2,751,550
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State, GO, Refunding, Series H, 5.25%, 7/01/14                        3,000              3,320,460
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State, GO, Refunding, Series N, 5.50%, 7/15/17 (h)                    3,000              3,403,680
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Higher Education Assistance Authority, Student Loan
                      Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (e)                                    15                 15,158
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Highway Authority, Garden State Parkway, Senior General
                      Revenue Refunding Bonds, 6.20%, 1/01/10 (j)                                        545                567,132
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
                      Refunding Bonds, Series B, 6.15%, 11/01/20 (b)                                     195                199,838
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
                      Refunding Bonds, Series B, 6.25%, 11/01/26 (b)                                     940                960,793
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                      Bonds, AMT, Series U, 4.95%, 10/01/32                                              640                597,869
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                      Bonds, AMT, Series X, 5.375%, 4/01/30                                            1,750              1,746,343
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                      Refunding Bonds, AMT, Series T, 4.65%, 10/01/32                                  4,400              3,857,744
                      -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                      Refunding Bonds, AMT, Series T, 4.70%, 10/01/37                                 $2,900           $  2,552,058
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transit Corporation, COP (Federal Transit Administration
                      Grants), Series A, 6.125%, 9/15/09 (d)(e)                                        1,500              1,573,770
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority Revenue Bonds,
                      Transportation System, Series A, 5.75%, 6/15/20                                  2,820              3,239,080
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Bonds, Series A, 4.75%, 12/15/37 (e)                                     3,000              2,999,850
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Bonds, Series C, 5.05%, 12/15/35 (c)(e)                                  1,380                319,580
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Bonds, Series D, 5%, 6/15/20                                             1,230              1,301,254
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Refunding Bonds, Series B, 6.50%, 6/15/10 (a)                            1,560              1,683,755
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Refunding Bonds, Series B, 6.50%, 6/15/10 (a)(j)                           940              1,019,242
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Refunding Bonds, Series B, 6%, 12/15/11 (a)(d)                           2,500              2,778,875
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Transportation Trust Fund Authority, Transportation System
                      Revenue Refunding Bonds, Series B, 5.50%, 12/15/21 (a)                           1,800              2,032,812
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B,
                      5.15%, 1/01/35 (c)(e)                                                            1,510              1,085,675
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%,
                      1/01/30 (b)                                                                      2,500              2,549,525
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                      Series A, 5%, 1/01/27 (h)                                                        1,000              1,003,090
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                      Series C, 6.50%, 1/01/16                                                            80                 91,143
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                      Series C, 6.50%, 1/01/16 (a)                                                       545                626,341
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                      Series C, 6.50%, 1/01/16 (a)(j)                                                  2,955              3,390,744
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                      Series C, 6.50%, 1/01/16 (j)                                                       420                481,933
                      -------------------------------------------------------------------------------------------------------------
                      Newark, New Jersey, Health Care Facility Revenue Refunding Bonds
                      (New Community Urban Renewal), Series A, 5.20%, 6/01/30 (m)(n)                     940                958,706
                      -------------------------------------------------------------------------------------------------------------
                      Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                      Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
                      Redevelopment Projects), 4.375%, 1/01/37 (a)                                     5,025              4,688,828
                      -------------------------------------------------------------------------------------------------------------
                      North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds,
                      Series A, 5.41%, 8/01/21 (a)(c)                                                  5,000              2,612,000
                      -------------------------------------------------------------------------------------------------------------
                      Old Bridge Township, New Jersey, Board of Education, GO, 5%,
                      7/15/11 (a)(d)                                                                     400                428,256
                      -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.50%,
                      7/01/35 (b)(c)                                                                  $1,250           $  1,022,550
                      -------------------------------------------------------------------------------------------------------------
                      Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.855%,
                      7/01/36 (b)(c)                                                                     300                245,205
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                      85th Series, 5.20%, 9/01/18                                                      1,000              1,109,040
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                      93rd Series, 6.125%, 6/01/94                                                     1,000              1,134,000
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal LLC), AMT, Series 6, 6.25%,
                      12/01/09 (a)                                                                     7,000              7,262,290
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal LLC), AMT, Series 6, 6.25%,
                      12/01/11 (a)                                                                     1,750              1,876,998
                      -------------------------------------------------------------------------------------------------------------
                      Port Authority of New York and New Jersey, Special Obligation Revenue
                      Bonds (JFK International Air Terminal), AMT, Series 6, 5.75%, 12/01/22 (a)       2,000              2,005,880
                      -------------------------------------------------------------------------------------------------------------
                      Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
                      State Office Building Project), 5.375%, 8/15/28 (b)                                605                645,269
                      -------------------------------------------------------------------------------------------------------------
                      South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                      AMT, 5.20%, 1/01/23                                                              1,500              1,493,805
                      -------------------------------------------------------------------------------------------------------------
                      Summit, New Jersey, GO, Refunding, 5.25%, 6/01/14                                1,145              1,278,198
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                      Revenue Bonds, 7%, 6/01/13 (d)                                                   1,445              1,697,456
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                      Revenue Refunding Bonds, Series 1A, 5%, 6/01/41                                  3,500              2,789,395
                      -------------------------------------------------------------------------------------------------------------
                      Union County, New Jersey, Improvement Authority, Lease
                      Revenue Bonds (Madison Redevelopment Project), 5%,
                      3/01/25 (b)                                                                        500                514,345
                      -------------------------------------------------------------------------------------------------------------
                      Union County, New Jersey, Utilities Authority, Senior Lease Revenue
                      Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
                      5.50%, 6/01/10 (e)                                                               2,000              2,065,180
                      -------------------------------------------------------------------------------------------------------------
                      University of Medicine and Dentistry of New Jersey, COP, 5%,
                      4/15/22 (e)                                                                        250                254,828
                      -------------------------------------------------------------------------------------------------------------
                      University of Medicine and Dentistry of New Jersey, Revenue Bonds,
                      Series A, 5.125%, 12/01/22 (e)                                                     250                255,775
                      -------------------------------------------------------------------------------------------------------------
                      University of Medicine and Dentistry of New Jersey, Revenue Bonds,
                      Series A, 5.50%, 12/01/27 (e)                                                    1,030              1,049,982
                      -------------------------------------------------------------------------------------------------------------
                      University of Medicine and Dentistry of New Jersey, Revenue Bonds,
                      Series A, 5%, 12/01/31 (e)                                                       1,500              1,491,705
                                                                                                                       ------------
                                                                                                                        222,133,693
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.6%           Commonwealth of the Northern Mariana Islands, Guam, GO,
                      Series A, 6.75%, 10/01/13 (d)                                                      600                692,694
                      -------------------------------------------------------------------------------------------------------------
                      Commonwealth of the Northern Mariana Islands, Guam, GO,
                      Series A, 6.75%, 10/01/33                                                          150                155,550
                      -------------------------------------------------------------------------------------------------------------
                      Guam Government Waterworks Authority, Water and Wastewater System, Revenue
                      Refunding Bonds, 5.875%, 7/01/35                                                 1,000                966,370
                                                                                                                       ------------
                                                                                                                          1,814,614
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                         Par
                      Municipal Bonds                                                                  (000)              Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.3%    Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
                      Revenue Bonds, Series A, 6%, 7/01/38                                            $2,000           $  2,091,200
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority,
                      Transportation Revenue Bonds, Series B, 6%, 7/01/10 (d)                          3,000              3,252,030
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority,
                      Transportation Revenue Refunding Bonds, Series D, 5.375%, 7/01/12 (d)            1,000              1,082,190
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Highway and Transportation Authority,
                      Transportation Revenue Refunding Bonds, Series K, 5%, 7/01/15 (d)                  660                729,313
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth, Public Improvement, GO, 5.50%, 7/01/19 (b)             5,000              5,525,100
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
                      7/01/16 (d)                                                                        310                347,774
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Bonds,
                      Series HH, 5.25%, 7/01/10 (b)(d)                                                 1,170              1,251,666
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Bonds,
                      Series TT, 5%, 7/01/32                                                           4,000              3,869,000
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                      Series SS, 5%, 7/01/25 (a)                                                       1,500              1,527,030
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Industrial, Medical and Environmental Pollution Control
                      Facilities Financing Authority, Special Facilities Revenue Bonds
                      (American Airlines Inc.), Series A, 6.45%, 12/01/25                              1,345                993,807
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/21 (b)              1,250              1,312,688
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                      Bonds, Series E, 5.50%, 2/01/12 (d)                                              2,000              2,158,260
                                                                                                                       ------------
                                                                                                                         24,140,058
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin           Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 0.7%        (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                     1,400              1,435,994
                      -------------------------------------------------------------------------------------------------------------
                      Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                      (Hovensa Refinery), AMT, 5.875%, 7/01/22                                           750                736,860
                                                                                                                       ------------
                                                                                                                          2,172,854
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds
                      (Cost - $249,737,510) - 86.0%                                                                     250,261,219
-----------------------------------------------------------------------------------------------------------------------------------

                      Municipal Bonds Transferred to Tender Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.1%     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                      5.75%, 1/01/26 (b)                                                              15,000             15,472,800
                      -------------------------------------------------------------------------------------------------------------
                      New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
                      Revenue Bonds, Series A, 4.70%, 11/01/25 (b)                                     2,175              2,148,721
                                                                                                                       ------------
                                                                                                                         17,621,521
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 3.7%    Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Obligation Refunding Bonds, Series A, 5.375%, 10/01/16                           1,600              1,692,752
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Obligation Refunding Bonds, Series A, 5.50%, 10/01/17                            2,000              2,122,200
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Obligation Refunding Bonds, Series A, 5.50%, 10/01/18                            2,000              2,118,980
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Obligation Refunding Bonds, Series A, 5.50%, 10/01/19                            2,600              2,721,732
                      -------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                      Municipal Bonds Transferred to                                                     Par
                      Tender Option Bond Trusts (o)                                                    (000)             Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Obligation Refunding Bonds, Series A, 5.50%, 10/01/20                           $1,000              1,047,570
                      -------------------------------------------------------------------------------------------------------------
                      Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                      Obligation Refunding Bonds, Series A, 5.375%, 10/01/24                           1,000              1,043,520
                                                                                                                       ------------
                                                                                                                         10,746,754
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Municipal Bonds Transferred to
                      Tender Option Bond Trusts (Cost - $27,345,325) - 9.8%                                              28,368,275
-----------------------------------------------------------------------------------------------------------------------------------
                      Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
                      Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (p)                             1,000              1,039,280
                      -------------------------------------------------------------------------------------------------------------
                      Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (p)                             4,000              4,365,960
                      -------------------------------------------------------------------------------------------------------------
                      MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (p)                              4,000              4,129,000
                      -------------------------------------------------------------------------------------------------------------
                      MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (p)                               2,000              2,157,960
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Corporate Bonds
                      (Cost - $10,989,287) - 4.0%                                                                        11,692,200
-----------------------------------------------------------------------------------------------------------------------------------

                      Short-Term Securities                                                           Shares
-----------------------------------------------------------------------------------------------------------------------------------
                      CMA New Jersey Municipal Money Fund, 2.12% (q)(r)                           12,528,914             12,528,914
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Short-Term Securities
                      (Cost - $12,528,914) - 4.3%                                                                        12,528,914
-----------------------------------------------------------------------------------------------------------------------------------
                      Total Investments (Cost - $300,601,036*) - 104.1%                                                 302,850,608

                      Other Assets Less Liabilities - 2.4%                                                                6,894,459

                      Liability for Trust Certificates,
                          Including Interest Expense and Fees Payable - (6.5%)
                                                                                                                        (18,820,180)
                                                                                                                       ------------
                      Net Assets - 100.0%                                                                              $290,924,887
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 281,516,914
                                                                  =============
      Gross unrealized appreciation                               $   9,557,710
      Gross unrealized depreciation                                  (6,947,066)
                                                                  -------------
      Net unrealized appreciation                                 $   2,610,644
                                                                  =============

(a)   MBIA Insured.
(b)   FSA Insured.
(c) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(d) U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.
(e)   AMBAC Insured.
(f)   FNMA Collateralized.
(g)   Assured Guaranty Insured.
(h)   FGIC Insured.
(i)   Radian Insured.
(j)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(k)   Connie Lee Insured.
(l)   ACA Insured.
(m)   GNMA Collateralized.
(n)   FHA Insured.

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2008 (Unaudited)

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.
(p) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
                                                          Activity       Income
      Affiliate
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                9,650,277     $ 69,309
      --------------------------------------------------------------------------

(r)   Represents the current yield as of report date.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds                                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 72.2%      Allegheny County, Pennsylvania, GO, Refunding, Series C-57,
                          5%, 11/01/21 (a)                                                              $     5,875    $  6,123,042
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, Hospital Development Authority,
                          Health Center Revenue Bonds (University of Pittsburgh Medical
                          Center Health System), Series B, 6%, 7/01/25 (b)                                    7,000       8,099,630
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, Hospital Development Authority,
                          Revenue Refunding Bonds (West Penn Allegheny Health System),
                          Series A, 5.375%, 11/15/40                                                          3,120       2,575,154
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, IDA, Commercial Development
                          Revenue Refunding Bonds (MPB Associates Project),
                          7.70%, 12/01/13 (c)                                                                 3,525       3,961,747
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, IDA, Environmental Improvement
                          Revenue Refunding Bonds, 5.50%, 11/01/16                                            1,000         997,980
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, IDA, Environmental Improvement
                          Revenue Refunding Bonds (USX Corporation), 6.10%, 7/15/21                           1,500       1,500,660
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding
                          Bonds (Residential Resources Inc. Project), 5.125%, 9/01/31                         1,000         894,240
                          ---------------------------------------------------------------------------------------------------------
                          Allegheny County, Pennsylvania, Residential Finance Authority,
                          S/F Mortgage Revenue Bonds, AMT, Series TT, 5%, 5/01/35 (d)                           250         230,547
                          ---------------------------------------------------------------------------------------------------------
                          Berks County, Pennsylvania, GO, 5.375%, 11/15/28 (e)                                6,685       6,740,419
                          ---------------------------------------------------------------------------------------------------------
                          Bradford County, Pennsylvania, IDA, Solid Waste Disposal Revenue
                          Refunding Bonds (International Paper Company Project),
                          AMT, Series B, 5.20%, 12/01/19                                                      1,000         948,870
                          ---------------------------------------------------------------------------------------------------------
                          Bucks County, Pennsylvania, IDA, Retirement Community Revenue
                          Bonds (Ann's Choice Inc.), Series A, 5.90%, 1/01/27                                   770         728,797
                          ---------------------------------------------------------------------------------------------------------
                          Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds
                          (Pennswood Village Project), Series A, 6%, 10/01/12 (f)                             1,000       1,128,050
                          ---------------------------------------------------------------------------------------------------------
                          Central Bucks School District, Pennsylvania, GO, Refunding,
                          5%, 5/15/25                                                                         6,000       6,309,480
                          ---------------------------------------------------------------------------------------------------------
                          Chester County, Pennsylvania, IDA, Water Facilities Revenue
                          Bonds (Aqua Pennsylvania, Inc. Project), AMT, Series A,
                          5%, 2/01/40 (a)                                                                     3,800       3,468,260
                          ---------------------------------------------------------------------------------------------------------
                          Coatesville, Pennsylvania, School District, GO, 5%, 8/01/25 (c)                    13,085      13,655,375
                          ---------------------------------------------------------------------------------------------------------
                          Dauphin County, Pennsylvania, General Authority, Hospital
                          Revenue Refunding Bonds (Hapsco Group - Western Pennsylvania
                          Hospital Project), Series B, 6.25%, 7/01/16 (b)(g)                                  1,000       1,110,090

Portfolio Abbreviations

To simplify the listings of BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT     Alternative Minimum Tax (subject to)
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
S/F     Single-Family

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds                                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Delaware County, Pennsylvania, Authority Revenue Bonds
                          (Haverford College), 5.75%, 11/15/25                                          $ 6,795        $  7,183,266
                          ---------------------------------------------------------------------------------------------------------
                          Delaware County, Pennsylvania, Hospital Authority Revenue
                          Refunding Bonds (Crozer-Chester Medical Center), 5%, 12/15/31                   6,000           4,989,720
                          ---------------------------------------------------------------------------------------------------------
                          Delaware County, Pennsylvania, IDA, Water Facilities Revenue
                          Bonds (Aqua Pennsylvania, Inc. Project), AMT,
                          Series A, 5%, 11/01/38 (a)                                                      3,375           3,080,464
                          ---------------------------------------------------------------------------------------------------------
                          Delaware County, Pennsylvania, IDA, Water Facilities Revenue
                          Bonds (Aqua Pennsylvania, Inc. Project), AMT,
                          Series C, 5%, 2/01/35 (a)                                                       5,670           5,222,750
                          ---------------------------------------------------------------------------------------------------------
                          Delaware County, Pennsylvania, IDA, Water Facilities Revenue
                          Bonds (Philadelphia Suburban Water), 6%, 6/01/29 (a)                            3,400           3,432,198
                          ---------------------------------------------------------------------------------------------------------
                          Delaware River Port Authority of Pennsylvania and New Jersey
                          Revenue Bonds, 5.75%, 1/01/16 (c)                                               8,000           8,376,640
                          ---------------------------------------------------------------------------------------------------------
                          Delaware River Port Authority of Pennsylvania and New Jersey
                          Revenue Bonds (Port District Project), Series B,
                          5.70%, 1/01/22 (c)                                                              8,930           9,243,979
                          ---------------------------------------------------------------------------------------------------------
                          Delaware Valley Regional Finance Authority, Pennsylvania, Local
                          Government Revenue Bonds, 5.75%, 7/01/32                                       21,000          23,866,500
                          ---------------------------------------------------------------------------------------------------------
                          Delaware Valley Regional Finance Authority, Pennsylvania, Local
                          Government Revenue Refunding Bonds, Series A, 5.50%, 6/01/37                   10,000          11,192,500
                          ---------------------------------------------------------------------------------------------------------
                          East Stroudsburg, Pennsylvania, Area School District, GO,
                          Refunding, 5%, 9/01/25 (c)                                                      3,180           3,319,666
                          ---------------------------------------------------------------------------------------------------------
                          East Stroudsburg, Pennsylvania, Area School District, GO,
                          Series A, 7.75%, 9/01/27 (a)                                                    3,700           4,469,785
                          ---------------------------------------------------------------------------------------------------------
                          Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds
                          (Fulton County Medical Center Project), 5.90%, 7/01/40                            500             445,970
                          ---------------------------------------------------------------------------------------------------------
                          Hollidaysburg, Pennsylvania, Area School District, GO,
                          Series C, 5%, 3/15/22 (c)                                                       1,000           1,052,650
                          ---------------------------------------------------------------------------------------------------------
                          Lancaster County, Pennsylvania, Hospital Authority Revenue
                          Bonds (Brethren Village Project), Series A, 6.50%, 7/01/40                      1,750           1,717,398
                          ---------------------------------------------------------------------------------------------------------
                          Lancaster County, Pennsylvania, Hospital Authority Revenue
                          Bonds (Masonic Homes Project), 5%, 11/01/26                                     1,550           1,531,570
                          ---------------------------------------------------------------------------------------------------------
                          Lancaster County, Pennsylvania, Hospital Authority Revenue
                          Bonds (Masonic Homes Project), 5%, 11/01/31                                     3,000           2,868,210
                          ---------------------------------------------------------------------------------------------------------
                          Lancaster County, Pennsylvania, Hospital Authority Revenue
                          Bonds (Masonic Homes Project), 5%, 11/01/36                                     3,695           3,496,615
                          ---------------------------------------------------------------------------------------------------------
                          Lebanon County, Pennsylvania, Health Facilities Authority,
                          Health Center Revenue Bonds (Pleasant View Retirement
                          Project), Series A, 5.30%, 12/15/26                                             1,000             894,010
                          ---------------------------------------------------------------------------------------------------------
                          Lehigh County, Pennsylvania, General Purpose Authority,
                          Hospital Revenue Refunding Bonds (Saint Lukes Hospital
                          of Bethlehem), 5.375%, 8/15/13 (f)                                              2,250           2,490,773
                          ---------------------------------------------------------------------------------------------------------
                          Lehigh County, Pennsylvania, General Purpose Authority, Revenue
                          Refunding Bonds (Kids Peace Corporation), 5.70%, 11/01/09 (h)                   1,300           1,291,901
                          ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds                                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Lower Merion, Pennsylvania, School District, GO, 5%, 9/01/25                  $ 3,460        $  3,641,719
                          ---------------------------------------------------------------------------------------------------------
                          Lower Merion, Pennsylvania, School District, GO, 5%, 9/01/26                    3,635           3,811,661
                          ---------------------------------------------------------------------------------------------------------
                          Lower Merion, Pennsylvania, School District, GO, 5%, 9/01/32                    9,580           9,897,002
                          ---------------------------------------------------------------------------------------------------------
                          McKeesport, Pennsylvania, Area School District, GO, Refunding,
                          Series A, 5%, 10/01/24 (c)                                                      6,000           6,217,860
                          ---------------------------------------------------------------------------------------------------------
                          Mifflin County, Pennsylvania, Hospital Authority, Revenue
                          Refunding Bonds (Lewiston Hospital), 6.20%, 1/01/11 (f)(i)                      1,000           1,100,190
                          ---------------------------------------------------------------------------------------------------------
                          Mifflin County, Pennsylvania, Hospital Authority, Revenue
                          Refunding Bonds (Lewiston Hospital), 6.40%, 1/01/11 (f)(i)                      2,550           2,818,541
                          ---------------------------------------------------------------------------------------------------------
                          Mifflin County, Pennsylvania, School District,
                          GO, 7.50%, 9/01/22 (j)                                                          2,300           2,789,739
                          ---------------------------------------------------------------------------------------------------------
                          Monroe County, Pennsylvania, Hospital Authority Revenue R
                          efunding Bonds (Pocono Medical Center), 5.125%, 1/01/37                         4,140           3,672,511
                          ---------------------------------------------------------------------------------------------------------
                          Montgomery County, Pennsylvania, Higher Education and Health
                          Authority, Revenue Refunding Bonds (Holy Redeemer Health
                          System Project), Series A, 5.25%, 10/01/27 (e)                                  9,000           8,913,150
                          ---------------------------------------------------------------------------------------------------------
                          Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds
                          (Foulkeways at Gwynedd Project), Series A, 5%, 12/01/24                         1,000             918,450
                          ---------------------------------------------------------------------------------------------------------
                          Montgomery County, Pennsylvania, IDA, Water Facilities Revenue B
                          onds (Aqua Pennsylvania, Inc. Project), Series A, 5.25%, 7/01/42                3,900           3,770,559
                          ---------------------------------------------------------------------------------------------------------
                          Northumberland County, Pennsylvania, IDA, Water Facilities Revenue
                          Refunding Bonds (Aqua Pennsylvania Inc. Project), AMT,
                          5.05%, 10/01/39 (a)                                                             2,500           2,300,050
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania Convention Center Authority Revenue Bonds,
                          Series A, 6.70%, 9/01/16 (a)(g)                                                 1,000           1,148,680
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania Economic Development Financing Authority, Solid
                          Waste Disposal Revenue Bonds (Waste Management Inc. Project),
                          AMT, Series A, 5.10%, 10/01/27                                                    300             253,674
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series 63A, 5.67%, 4/01/30 (k)                                                 13,155           3,524,356
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series 66A, 5.65%, 4/01/29                                                      1,045           1,069,662
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series 73A, 5.45%, 10/01/32                                                     2,000           2,057,780
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series 96A, 4.70%, 10/01/37                                                     6,500           5,644,015
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series 97A, 4.65%, 10/01/31                                                     6,700           5,914,693
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                          Series 99A, 5.25%, 10/01/32                                                     4,800           4,620,864
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State, GO, First Series, 5%, 10/01/26                              5,000           5,205,450
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State, GO, Second Series A, 5%, 8/01/24                            6,000           6,312,780
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Higher Educational Facilities Authority
                          Revenue Bonds, 5%, 6/15/25 (b)                                                  3,140           3,220,792
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Higher Educational Facilities Authority
                          Revenue Bonds, 5%, 6/15/26 (b)                                                  3,300           3,370,158
                          ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds                                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Pennsylvania State Higher Educational Facilities Authority
                          Revenue Bonds (Lafayette College Project), 6%, 5/01/30                        $   155        $    161,547
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Higher Educational Facilities Authority,
                          Revenue Refunding Bonds (University of the Sciences in Philadelphia),
                          5%, 11/01/32 (l)                                                                5,000           5,093,800
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Higher Educational Facilities Authority,
                          Revenue Refunding Bonds (Widener University), 5.375%, 7/15/29                     500             489,735
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State, IDA, EDR, Refunding, 5.50%, 7/01/16 (e)                     8,000           8,653,760
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Public School Building Authority, Revenue
                          Refunding Bonds (The School District of Philadelphia Project),
                          Series B, 5%, 6/01/24 (c)                                                       9,000           9,369,270
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Turnpike Commission, Oil Franchise Tax
                          Revenue Bonds, Series C, 5%, 12/01/32 (b)                                      11,000          11,281,490
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Turnpike Commission, Turnpike Revenue
                          Bonds, Series A, 5%, 12/01/26 (e)                                               3,310           3,427,836
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State Turnpike Commission, Turnpike Revenue
                          Bonds, Series A1, 5%, 6/01/33 (l)                                               3,000           3,086,100
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State University, Revenue Refunding Bonds,
                          Series A, 5%, 8/15/28                                                           6,045           6,262,439
                          ---------------------------------------------------------------------------------------------------------
                          Pennsylvania State University, Revenue Refunding Bonds,
                          Series A, 5%, 8/15/29                                                           2,000           2,065,540
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia
                          Airport System), AMT, Series A, 5%, 6/15/32 (c)                                15,000          14,195,250
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Authority for IDR (American College
                          of Physicians), 5.50%, 6/15/20                                                  6,370           6,485,106
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Authority for IDR (American College
                          of Physicians), 5.50%, 6/15/25                                                  8,315           8,405,634
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Authority for Industrial Development,
                          Industrial and Commercial Revenue Bonds (Girard Estate Coal
                          Mining Project), 5.375%, 11/15/12 (g)                                           3,945           3,953,876
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Authority for Industrial Development,
                          Industrial and Commercial Revenue Bonds (Girard Estate Coal
                          Mining Project), 5.50%, 11/15/16 (g)                                            1,650           1,653,960
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Authority for Industrial Development,
                          Senior Living Revenue Bonds (Rieder House Project),
                          Series A, 6.10%, 7/01/33                                                          500             496,640
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Authority for Industrial Development,
                          Senior Living Revenue Bonds (Saligman House Project),
                          Series C, 6.10%, 7/01/33                                                          500             496,640
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
                          12th Series B, 7%, 5/15/20 (b)(g)                                               1,745           2,058,664
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Hospitals and Higher Education
                          Facilities Authority, Hospital Revenue Refunding Bonds
                          (Presbyterian Medical Center), 6.65%, 12/01/19 (g)                              3,000           3,566,610
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Hospitals and Higher Education
                          Facilities Authority, Hospital Revenue Refunding Bonds
                          (Temple University Health System), Series A, 5.50%, 7/01/30                     5,535           5,140,078
                          ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds                                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Parking Authority, Airport Parking
                          Revenue Bonds, 5.40%, 9/01/15 (e)                                             $ 5,900        $  5,965,490
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Parking Authority, Airport Parking
                          Revenue Bonds, 5.625%, 9/01/17 (c)                                              4,495           4,685,139
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Qualified Redevelopment Authority
                          Revenue Bonds, AMT, Series B, 5%, 4/15/27 (a)                                     415             394,026
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, School District, GO, Refunding,
                          Series A, 5%, 8/01/15 (e)                                                       9,105           9,821,928
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia, Pennsylvania, Water and Wastewater Revenue
                          Bonds, Series A, 5%, 7/01/27 (c)                                                6,500           6,692,855
                          ---------------------------------------------------------------------------------------------------------
                          Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
                          Refunding Bonds (Guthrie Healthcare System),
                          Series A, 5.875%, 12/01/31                                                        320             327,258
                          ---------------------------------------------------------------------------------------------------------
                          Scranton, Pennsylvania, School District, GO,
                          Series A, 5%, 7/15/38 (c)                                                       5,430           5,546,962
                          ---------------------------------------------------------------------------------------------------------
                          Souderton, Pennsylvania, Area School District,
                          GO, 5%, 11/15/22 (a)                                                            4,390           4,574,907
                          ---------------------------------------------------------------------------------------------------------
                          South Fork Municipal Authority, Pennsylvania, Hospital Revenue
                          Refunding Bonds (Good Samaritan Medical Center), Series B,
                          5.375%, 7/01/16 (b)                                                             4,000           4,016,640
                          ---------------------------------------------------------------------------------------------------------
                          Southcentral General Authority, Pennsylvania, Revenue
                          Refunding Bonds (Wellspan Health Obligated), 5.625%, 5/15/26 (g)                  315             333,705
                          ---------------------------------------------------------------------------------------------------------
                          Susquehanna Area Regional Airport Authority, Pennsylvania,
                          Airport System Revenue Bonds, AMT, Series A, 6.50%, 1/01/38                     2,400           2,398,152
                          ---------------------------------------------------------------------------------------------------------
                          Washington County, Pennsylvania, Capital Funding Authority
                          Revenue Bonds (Capital Projects and Equipment Program),
                          6.15%, 12/01/29 (e)                                                               915             909,537
                          ---------------------------------------------------------------------------------------------------------
                          Washington County, Pennsylvania, IDA, PCR (West Penn Power),
                          Refunding, Series G, 6.05%, 4/01/14 (e)                                         2,500           2,507,375
                          ---------------------------------------------------------------------------------------------------------
                          West Chester, Pennsylvania, Area School District, GO,
                          Series A, 5%, 5/15/18 (c)                                                       7,715           8,286,990
                          ---------------------------------------------------------------------------------------------------------
                          West Chester, Pennsylvania, Area School District, GO,
                          Series A, 5%, 5/15/22 (c)                                                       7,550           7,897,074
                          ---------------------------------------------------------------------------------------------------------
                          Wilkes-Barre, Pennsylvania, Financing Authority, Revenue
                          Refunding Bonds (Wilkes University Project), 5%, 3/01/37                        1,800           1,569,906
                                                                                                                       ------------
                                                                                                                        413,105,161
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.6%               Commonwealth of the Northern Mariana Islands, Guam, GO,
                          Series A, 6.75%, 10/01/13 (f)                                                     500             577,245
                          ---------------------------------------------------------------------------------------------------------
                          Guam Economic Development and Commerce Authority, Tobacco
                          Settlement Asset-Backed Revenue Refunding Bonds,
                          5.625%, 6/01/47                                                                 1,750           1,692,267
                          ---------------------------------------------------------------------------------------------------------
                          Guam Government Waterworks Authority, Water and Wastewater
                          System, Revenue Refunding Bonds, 6%, 7/01/25                                    1,000           1,008,580
                                                                                                                       ------------
                                                                                                                          3,278,092
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds                                                                  (000)          Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 7.6%        Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                          Refunding Bonds, 5.375%, 5/15/33                                              $     1,150    $  1,106,369
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien Revenue
                          Bonds, Series A, 6%, 7/01/38                                                        3,600       3,764,160
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                          Revenue Bonds, Series G, 5%, 7/01/33                                                  685         650,188
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                          Revenue Bonds, Series B, 5%, 7/01/41                                                7,700       7,170,471
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth, Public Improvement, GO, Refunding, Series A,
                          5.50%, 7/01/20 (b)                                                                  7,500       8,032,725
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%, 7/01/37          8,000       7,721,680
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American
                          Airlines), AMT, Series A, 6.25%, 6/01/26                                              750         531,758
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Public Buildings Authority, Government Facilities Revenue
                          Refunding Bonds, Series D, 5.375%, 7/01/33                                          2,940       2,893,930
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Public Buildings Authority, Government Facilities Revenue
                          Refunding Bonds, Series N, 5%, 7/01/37 (m)                                          4,700       4,398,918
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding
                          Bonds, Series A, 5.25%, 8/01/57                                                     6,915       6,914,378
                                                                                                                       ------------
                                                                                                                         43,184,577
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin               Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 0.4%            (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                        1,000       1,025,710
                          ---------------------------------------------------------------------------------------------------------
                          Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                          (Hovensa Refinery), AMT, 6.125%, 7/01/22                                              500         499,010
                          ---------------------------------------------------------------------------------------------------------
                          Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
                          Series A, 5%, 7/01/31                                                               1,000         938,610
                                                                                                                       ------------
                                                                                                                          2,463,330
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Municipal Bonds
                          (Cost - $464,713,729) - 80.8%                                                                 462,031,160
-----------------------------------------------------------------------------------------------------------------------------------
                          Corporate Bonds (n)
-----------------------------------------------------------------------------------------------------------------------------------
Multi-State - 9.1%        Charter Mac Equity Issuer Trust, 6.625%, 6/30/49                                   25,000      25,982,000
                          Charter Mac Equity Issuer Trust, 7.60%, 11/30/50                                   10,000      10,914,900
                          MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49                                     4,000       4,129,000
                          MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50                                     10,000      10,789,800
                                                                                                                       ------------
                                                                                                                         51,815,700
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Corporate Bonds
                          (Cost - $48,195,645) - 9.1%                                                                    51,815,700
-----------------------------------------------------------------------------------------------------------------------------------
                          Municipal Bonds Transferred to
                          Tender Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 10.0%      Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                          Bonds, 5.75%, 1/01/22 (c)                                                          40,000      41,438,400
                          ---------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                            Par
                          Municipal Bonds Transferred to Tender Option Bond Trusts (o)                     (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                          Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Series A,
                          5.50%, 12/01/31 (e)                                                           $     1,600    $  1,675,888
                          ---------------------------------------------------------------------------------------------------------
                          Philadelphia Pennsylvania Airport Revenue Bonds, 5%, 6/15/37 (c)                   15,000      14,071,200
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                         57,185,488
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 1.9%        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                          Obligation Refunding Bonds, Series A, 5.375%, 10/01/16                              1,600       1,692,752
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                          Obligation Refunding Bonds, Series A, 5.50%, 10/01/17                               2,000       2,122,200
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                          Obligation Refunding Bonds, Series A, 5.50%, 10/01/18                               2,000       2,118,980
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                          Obligation Refunding Bonds, Series A, 5.50%, 10/01/19                               2,760       2,891,293
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Infrastructure Financing Authority,
                          Special Obligation Refunding Bonds, Series A, 5.50%, 10/01/20                       1,000       1,047,570
                          ---------------------------------------------------------------------------------------------------------
                          Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                          Obligation Refunding Bonds, Series A, 5.375%, 10/01/24                              1,000       1,043,520
                          ---------------------------------------------------------------------------------------------------------
                                                                                                                         10,916,315
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Municipal Bonds Transferred to
                          Tender Option Bond Trusts (Cost -$67,049,995) - 11.9%                                        $ 68,101,803
-----------------------------------------------------------------------------------------------------------------------------------

                          Short-Term Securities                                                            Shares
-----------------------------------------------------------------------------------------------------------------------------------
                          CMA Pennsylvania Municipal Money Fund, 1.90% (p)(q)                            15,736,000      15,736,369
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Short-Term Securities (Cost - $15,736,369) - 2.7%                                        15,736,369
-----------------------------------------------------------------------------------------------------------------------------------
                          Total Investments (Cost - $595,695,738*) - 104.5%                                             597,685,032

                          Other Assets Less Liabilities - 3.6%                                                           20,512,553

                          Liability for Trust Certificates, Including Interest Expense Payable - (8.1%)                 (46,398,032)
                                                                                                                       ------------
                          Net Assets - 100.0%                                                                          $571,799,553
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 549,298,237
                                                                  =============
      Gross unrealized appreciation                               $  15,087,962
      Gross unrealized depreciation                                 (12,771,167)
                                                                  -------------
      Net unrealized appreciation                                 $   2,316,795
                                                                  =============

(a)   FGIC Insured.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FNMA/GNMA Collateralized.
(e)   AMBAC Insured.
(f) U.S. government securities, held in escrow, are used to pay interest on this security, as well as, retire the bond in full at the date indicated, typically at a premium to par.
(g)   Security is collateralized by Municipal or U.S. Treasury Obligations.

BlackRock Pennsylvania Municipal Bond Fund of BlackRock
Multi-State Municipal Series Trust

Schedule of Investments April 30, 2008 (Unaudited)

(h)   ACA Insured.
(i)   Radian Insured.
(j)   XL Capital Insured.
(k) Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(l)   Assured Guaranty Insured.
(m)   Commonwealth Guaranteed.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.
(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serves as collateral in a financing transaction.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Dividend
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund              440,402        $531,268
      --------------------------------------------------------------------------

(q)   Represents the current yield as of report date.

      Forward interest rate swaps outstanding as of April 30, 2008 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                    Notional
                                                                                     Amount            Unrealized
                                                                                     (000)           Depreciation
      -----------------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.533% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker,  Goldman Sachs & Co.
      Expires  May 2023                                                            $ 25,000            $ (98,800)

      Pay a fixed rate of 3.689% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker, Citibank NA
      Expires  June 2028                                                             10,000              (56,560)

      Pay a fixed rate of 3.737% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate

      Broker, Citibank NA
      Expires  August 2028                                                            5,000              (50,375)
      -----------------------------------------------------------------------------------------------------------
      Total                                                                                            $(205,735)
                                                                                                       ==========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-State Municipal Series Trust

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: June 23, 2008